UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-6499

Name of Fund:  MuniYield California Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, MuniYield California Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 11/01/04 - 1/31/05

Item 1 - Schedule of Investments

MuniYield California Fund, Inc.
Schedule of Investments as of January 31, 2005                                                               (in Thousands)
                        Face
                      Amount   Municipal Bonds                                                                        Value
California - 134.3%

                     $ 1,730   ABAG Finance Authority for Nonprofit Corporations, California, Revenue
                               Refunding Bonds (Redwood Senior Homes and Services), 6% due 11/15/2022              $  1,850

                       3,975   Antioch Area Public Facilities Financing Agency, California, Special Tax
                               (Community Facilities District Number 1989-1), 5.70% due 8/01/2022 (a)                 4,445

                       2,820   Arcata, California, Joint Powers Financing Authority, Tax Allocation Revenue
                               Refunding Bonds (Community Development Project Loan), Series A, 6% due
                               8/01/2023 (a)                                                                          2,898

                       2,500   Bakersfield, California, COP, Refunding (Convention Center Expansion
                               Project), 5.80% due 4/01/2017 (h)                                                      2,689

                               California HFA, Home Mortgage Revenue Bonds:
                         405       Series D, 5.85% due 8/01/2017                                                        430
                         400       VRDN, AMT, Series R, 1.84% due 8/01/2032 (a)(k)                                      400

                               California Health Facilities Financing Authority Revenue Bonds:
                       5,000       (Kaiser Permanente), RIB, Series 26, 8.84% due 6/01/2022 (f)(j)                    5,873
                       2,835       (Scripps Research Institute), Series A, 6.625% due 7/01/2018                       2,899

                       1,490   California Health Facilities Financing Authority Revenue Refunding Bonds
                               (Pomona Valley Hospital Medical Center), Series A, 5.625% due 7/01/2019 (h)            1,618

                               California Infrastructure and Economic Development Bank Revenue Bonds:
                       2,520       (Asian Museum Foundation of San Francisco), 5.50% due 6/01/2018 (h)                2,826
                       4,990       (J. David Gladstone Institute Project), 5.50% due 10/01/2022                       5,377

                               California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Bonds
                               (Mortgage Backed Securities Program), AMT:
                          75       Series A-1, 6.90% due 12/01/2024 (d)(g)                                               79
                         135       Series B, 6.15% due 6/01/2020 (e)                                                    136

                               California State Department of Veteran Affairs, Home Purpose Revenue Refunding
                               Bonds, Series C:
                       5,970       5.875% due 12/01/2015                                                              6,083
                       9,315       6.05% due 12/01/2020                                                               9,501
                       2,500       6.15% due 12/01/2027                                                               2,551

Portfolio Abbreviations

To simplify the listings of MuniYield California Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
GO         General Obligation Bonds
HFA        Housing Finance Agency
M/F        Multi-Family
RIB        Residual Interest Bonds
RITR       Residual Interest Trust Receipts
S/F        Single-Family
VRDN       Variable Rate Demand Notes


MuniYield California Fund, Inc.
Schedule of Investments as of January 31, 2005 (concluded)                                                   (in Thousands)
                        Face
                      Amount   Municipal Bonds                                                                        Value
California (concluded)
                               California State Department of Water Resources, Power Supply Revenue Bonds:
                     $ 4,500       Series A, 5.75% due 5/01/2017                                                   $  5,092
                       1,000       VRDN, Series C-3, 1.82% due 5/01/2022 (a)(k)                                       1,000

                       6,000   California State Department of Water Resources Revenue Bonds (Central Valley
                               Project), 5.25% due 7/01/2022                                                          6,016

                               California State, GO, Refunding:
                       8,000       5.75% due 5/01/2030                                                                8,941
                      10,000       5% due 3/01/2034 (a)                                                              10,457
                       2,785       Veterans, AMT, Series BJ, 5.70% due 12/01/2032                                     2,867

                               California State Public Works Board, Lease Revenue Bonds:
                       2,000       (California State University), Series C, 5.40% due 10/01/2022 (h)                  2,166
                       5,000       (Department of Corrections), Series C, 5.50% due 6/01/2023                         5,518
                       6,645       (Department of Health Services), Series A, 5.75% due 11/01/2017 (h)                7,496
                      17,000       (Various Community College Projects), Series A, 5.625% due 3/01/2016 (a)          17,916

                               California State University and Colleges, Housing System Revenue Refunding
                               Bonds (c):
                       3,000       5.75% due 11/01/2015                                                               3,134
                       3,500       5.80% due 11/01/2017                                                               3,657
                       3,900       5.90% due 11/01/2021                                                               4,081

                       5,000   California State University, Systemwide Revenue Refunding Bonds, Series A,
                               5% due 11/01/2034 (f)                                                                  5,222

                               California State, Various Purpose, GO:
                       4,730       5.50% due 4/01/2030                                                                5,146
                       6,850       5.50% due 11/01/2033                                                               7,418

                       5,250   California Statewide Communities Development Authority, COP (John Muir/Mount
                               Diablo Health System), 5.125% due 8/15/2022 (h)                                        5,628

                               California Statewide Communities Development Authority, Health Facility Revenue
                               Bonds (Memorial Health Services), Series A:
                       3,270       6% due 10/01/2023 (f)                                                              3,702
                       3,000       5.50% due 10/01/2033                                                               3,101

                       2,380   California Statewide Communities Development Authority, Water Revenue Bonds
                               (Pooled Financing Program), Series C, 5.25% due 10/01/2028 (f)                         2,556

                       2,000   Chino Basin, California, Regional Financing Authority Revenue Bonds (Inland
                               Empire Utility Agency Sewer Project), 5.75% due 11/01/2019 (h)                         2,266

                       2,705   Contra Costa County, California, Public Financing Lease Revenue Refunding Bonds
                               (Various Capital Facilities), Series A, 5.30% due 8/01/2020 (h)                        2,926

                       3,750   Cucamonga, California, County Water District, COP, 5.125% due 9/01/2035                3,919

                       2,500   Davis, California, Joint Unified School District, Community Facilities District,
                               Special Tax Refunding Bonds, Number 1, 5.50% due 8/15/2021 (h)                         2,637

                       1,030   Garden Grove, California, Public Financing Authority, Revenue Refunding Bonds
                               (Water Services Capital Improvement Program), COP, 5% due 12/15/2022                   1,108

                       4,650   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                               Revenue Bonds, Series A-4, 7.80% due 6/01/2042                                         5,170

                       5,025   Indio, California, Water Authority, Water Enterprise Revenue Bonds, 5.125% due
                               4/01/2030 (a)                                                                          5,375

                               Industry, California, Urban Development Agency, Tax Allocation Refunding Bonds (h):
                      14,915       (Civic-Recreation-Industrial), Series 1, 5.50% due 5/01/2021                      16,044
                       5,000       (Civic-Recreational-Industrial Redevelopment Project No. 1), 5.50%
                                   due 5/01/2020                                                                      5,373

                       2,000   Los Angeles, California, COP (Sonnenblick Del Rio West Los Angeles), 6.20%
                               due 11/01/2031 (a)                                                                     2,317

                      10,000   Los Angeles, California, Community College District, GO, Series A, 5.50% due
                               8/01/2021 (h)                                                                         11,284

                               Los Angeles, California, Harbor Department Revenue Bonds, AMT:
                       4,000       RITR, Series RI-7, 10.225% due 11/01/2026 (h)(j)                                   4,551
                       2,000       Series B, 6% due 8/01/2015                                                         2,112
                       6,000       Series B, 5.375% due 11/01/2023                                                    6,267

                       7,000   Los Angeles, California, Wastewater System Revenue Bonds, Series A, 5%
                               due 6/01/2023 (c)                                                                      7,479

                       4,500   Los Angeles, California, Wastewater System Revenue Refunding Bonds,
                               Subordinate Series A, 5% due 6/01/2027 (h)                                             4,734

                       4,000   Los Angeles County, California, Metropolitan Transportation Authority,
                               Sales Tax Revenue Bonds (Proposition C), Second Tier, Senior Series A,
                               5.50% due 7/01/2005 (a)(i)                                                             4,136

                       5,000   Los Angeles County, California, Public Works Financing Authority, Lease Revenue
                               Bonds (Multiple Capital Facilities Project VI), Series A, 5.625% due 5/01/2026 (a)     5,500

                       1,000   Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                               Series B-3, 5% due 10/01/2029                                                          1,052

                       8,705   Modesto, California, Wastewater Treatment Facilities Revenue Bonds, 5.625%
                               due 11/01/2017 (h)                                                                     9,477

                       1,750   North City-West, California, School Facilities Financing Authority, Special Tax
                               Refunding Bonds, Series B, 5.75% due 9/01/2015 (f)                                     1,874

                               Oakland, California, Alameda County Unified School District, GO, Series F (h):
                       3,290       5.50% due 8/01/2017                                                                3,672
                       3,770       5.50% due 8/01/2018                                                                4,208

                               Oakland, California, Joint Powers Financing Authority, Lease Revenue Bonds
                               (Oakland Administration Buildings) (a)(i):
                      11,395       5.75% due 8/01/2006                                                               12,197
                       2,000       5.90% due 8/01/2006                                                                2,145

                       3,000   Oxnard, California, Financing Authority, Wastewater Revenue Bonds (Redwood
                               Trunk Sewer and Headworks Projects), Series A, 5.25% due 6/01/2034                     3,226

                       1,000   Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds
                               (Convention Center Project), Series A, 5.50% due 11/01/2035 (h)                        1,117

                       1,750   Pleasant Valley, California, School District, Ventura County, GO, Series C, 5.75%
                               due 8/01/2025 (b)(h)                                                                   1,932

                       2,255   Pomona, California, Public Financing Authority Revenue Refunding Bonds (Merged
                               Redevelopment Project), Series A1, 5.75% due 2/01/2034                                 2,335

                      10,600   Port Oakland, California, Port Revenue Refunding Bonds, Series I, 5.40% due
                               11/01/2017 (h)                                                                        11,562

                       5,808   Port Oakland, California, RIB, Refunding, AMT, Series 717X, 8.62% due
                               11/01/2027 (c)(j)                                                                      6,504

                       4,315   Rancho Cucamonga, California, Redevelopment Agency, Tax Allocation Refunding Bonds
                               (Rancho Redevelopment Project), 5.25% due 9/01/2020 (f)                                4,687

                       2,345   Richmond, California, Redevelopment Agency, Tax Allocation Refunding Bonds
                               (Harbour Redevelopment Project), Series A, 5.50% due 7/01/2018 (h)                     2,588

                       5,450   Riverside County, California, Public Financing Authority, Tax Allocation Revenue
                               Bonds (Redevelopment Projects), 5% due 10/01/2035 (l)                                  5,648

                       5,000   Sacramento, California, Municipal Utility District, Electric Revenue Refunding
                               Bonds, Series L, 5.125% due 7/01/2022 (h)                                              5,349

                               Sacramento County, California, Sanitation District Financing Authority, Revenue
                               Refunding Bonds:
                       4,500       RIB, Series 366, 9.612% due 12/01/2027 (j)                                         4,842
                       5,695       Series A, 5.60% due 12/01/2017                                                     5,896
                       6,190       Series A, 5.75% due 12/01/2018                                                     6,417
                       3,750       Trust Receipts, Class R, Series A, 9.811% due 12/01/2019 (j)                       4,049

                      10,100   San Bernardino, California, City Unified School District, GO, Refunding,
                               Series A, 5.875% due 8/01/2009 (c)(i)                                                 11,572

                       3,000   San Bernardino, California, Joint Powers Financing Authority, Lease Revenue
                               Bonds (Department of Transportation Lease), Series A, 5.50% due 12/01/2020 (h)         3,133

                       5,000   San Bernardino, California, Joint Powers Financing Authority, Tax Allocation
                               Revenue Refunding Bonds, Series A, 5.75% due 10/01/2015 (f)                            5,209

                       3,600   San Diego, California, Unified School District, GO (Election of 1998), Series F,
                               5% due 7/01/2029 (f)                                                                   3,782

                       2,000   San Francisco, California, City and County Airport Commission, International
                               Airport Revenue Bonds, AMT, Second Series, Issue 11, 6.25% due 5/01/2005 (c)(i)        2,040

                       1,720   San Francisco, California, City and County Educational Facilities, GO
                               (Community College), Series A, 5.75% due 6/15/2019                                     1,912

                       1,310   San Francisco, California, City and County Zoo Facilities, GO, Series B, 5.75%
                               due 6/15/2019                                                                          1,456

                       4,615   San Jose, California, Airport Revenue Bonds, Series D, 5% due 3/01/2028 (h)            4,831

                       5,000   San Jose, California, Financing Authority, Lease Revenue Bonds (Civic Center
                               Project), Series B, 5% due 6/01/2032 (a)                                               5,164

                       5,000   San Juan, California, Unified School District, GO (Election of 2002), 5% due
                               8/01/2028 (h)                                                                          5,247

                       2,020   Santa Clara, California, Unified School District, GO, 5.50% due 7/01/2021 (c)          2,250

                       3,500   Santa Clara County, California, Housing Authority, M/F Housing Revenue Bonds
                               (John Burns Gardens Apartments Project), AMT, Series A, 6% due 8/01/2041               3,591

                       4,000   Santa Monica, California, Redevelopment Agency, Tax Allocation Bonds (Earthquake
                               Recovery Redevelopment Project), 6% due 7/01/2029 (a)                                  4,493

                       2,000   Sequoia, California, Unified High School District, GO, 5.70% due 7/01/2005 (f)(i)      2,070

                       2,265   South Bayside, California, Waste Management Authority, Waste System Revenue
                               Bonds, 5.75% due 3/01/2020 (a)                                                         2,539

                          60   Southern California Home Finance Authority, S/F Mortgage Revenue Bonds
                               (Mortgage-Backed Securities Program), AMT, Series A, 6.75% due 9/01/2022 (e)              60

                       3,235   Taft, California, Public Financing Authority, Lease Revenue Bonds (Community
                               Correctional Facility), Series A, 6.05% due 1/01/2017 (h)                              3,471

                       1,310   Torrance, California, Hospital Revenue Refunding Bonds (Torrance Memorial Medical
                               Center), Series A, 6% due 6/01/2022                                                    1,477

                       1,000   Ventura, California, Unified School District, GO (Election of 1997), Series H,
                               5.125% due 8/01/2034 (f)                                                               1,060

                       3,990   Vernon, California, Electric System Revenue Bonds (Malburg Generating Station
                               Project), 5.50% due 4/01/2008 (i)                                                      4,354

                       5,000   Vista, California, Joint Powers Financing Authority, Lease Revenue Refunding Bonds,
                               5.625% due 5/01/2016 (h)                                                               5,428

                       5,605   Whittier, California, Union High School District, GO (Election of 1999), Series D,
                               5% due 8/01/2033 (f)                                                                   5,849

Puerto Rico - 4.6%

                       2,140   Puerto Rico Commonwealth Highway and Transportation Authority, Highway Revenue
                               Bonds, Series Y, 5.50% due 7/01/2006 (h)(i)                                            2,266

                       3,000   Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5% due 7/01/2029           3,126

                               Puerto Rico Electric Power Authority, Power Revenue Bonds:
                       6,500       Series NN, 5.125% due 7/01/2029                                                    6,824
                       2,600       Series X, 5.50% due 7/01/2005 (h)                                                  2,637

U.S. Virgin Islands - 1.0%

                       3,000   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds
                               (Hovensa Coker Project), AMT, 6.50% due 7/01/2021                                      3,290

                               Total Investments (Cost - $425,803*) - 139.9%                                        453,875
                               Other Assets Less Liabilities - 3.3%                                                  10,668
                               Preferred Stock, at Redemption Value - (43.2%)                                     (140,000)
                                                                                                                 ----------
                               Net Assets Applicable to Common Stock - 100.0%                                    $  324,543
                                                                                                                 ==========

*The cost and unrealized appreciation (depreciation) of investments as of January 31, 2005, computed for federal income tax purposes, were as follows:
                                                 (in Thousands)

Aggregate cost                                             $425,803
                                                           ========
Gross unrealized appreciation                              $ 28,099
Gross unrealized depreciation                                   (27)
                                                           --------
Net unrealized appreciation                                $ 28,072
                                                           ========

(a)AMBAC Insured.

(b)Escrowed to maturity.

(c)FGIC Insured.

(d)FHLMC Collateralized.

(e)FNMA/GNMA Collateralized.

(f)FSA Insured.

(g)GNMA Collateralized.

(h)MBIA Insured.

(i)Prerefunded.

(j)The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(k)Security has a maturity of more than one year, but has variable rate and demand features, which qualify it as a short-term security.
The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(l)XL Capital Insured.

Investments in companies considered to be an affiliate of the Fund
(such companies are defined as "Affiliated Companies" in Section
2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                     (in Thousands)

                                                 Net       Dividend
Affiliate                                   Activity         Income

CMA California
Municipal Money Fund                           (859)            $ 9

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield California Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       MuniYield California Fund, Inc.


Date: March 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       MuniYield California Fund, Inc.


Date: March 21, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke,
       Chief Financial Officer
       MuniYield California Fund, Inc.


Date: March 21, 2005